Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
12.	Commitments and Contingencies:

Long-term Time Charters: Future minimum contractual charter revenues, gross of 1.25% brokerage commissions to Maritime, and of any other brokerage commissions to third parties, based on vessels committed, non-cancelable, long-term time charter contracts as of December 31, 2015 are as follows:

Year ending December 31,	Amount
2016	16,801
2017	282
17,083

Make Whole Right and Financial Guarantee (Note 11): In the event that subsequent to the Merger, Pyxis completes a primary common share financing (a “Future Pyxis Offering”) at a an offering price per share (the “New Offering Price”) lower than the valuation ascribed to the share of Pyxis common stock received by the former LS stockholders pursuant to the Agreement and Plan of Merger (the “Consideration Value”), Pyxis will be obligated to make “whole” the former LS stockholders  as of April 29, 2015 (the “Make Whole Record Date”) pursuant to which such LS stockholders will be entitled to receive additional shares of Pyxis common stock to compensate them for the difference between the New Offering Price and the Consideration Value (the “Make Whole Right”). The Make Whole Right shall only apply to the first Future Pyxis Offering following the closing of the Merger which results in gross proceeds to Pyxis of at least $5,000, excluding any proceeds received from any shares purchased or sold by Maritime Investors or its affiliates.

In addition, the Make Whole Right provides that should Pyxis fail to complete a Future Pyxis Offering within a date which is three years from the date of the closing of the Merger, each former LS stockholder who has held his Pyxis shares continuously from the date of the Make Whole Record Date (the “Legacy LS Stockholders”) until the expiration of such three year period, will have a 24-hour option (the “Put Period”) to require Pyxis to purchase from such Legacy LS Stockholders, a pro rata amount of Pyxis common stock that would result in aggregate gross proceeds to the Legacy LS Stockholders, in an amount not to exceed $2,000; provided that in no event shall a Legacy LS Stockholder receive an amount per share greater than the Consideration Value (the “Financial Guarantee”).

Under ASC 815, the Make Whole Right does not meet the criteria to be accounted for as a derivative instrument under “Derivatives and Hedging.” since it is not readily convertible into cash. The Make Whole Right requires the Company to issue its own equity shares and according to ASC 460 “Guarantees”, the Company is not required to recognize an initial liability. If a Future Pyxis Offering was completed as of December 31, 2015, the maximum number of shares that may have been issued to Legacy LS Stockholders would have amounted to 2,248,058, based on the closing price of the stock at December 31, 2015 of $1.26, the Consideration Value at the Merger date of $4.30, and assuming that the number of Legacy LS Stockholders at December 31, 2015 is the same as the number at the Make Whole Record Date.

The Financial Guarantee is accounted under ASC 460-10 “Guarantees – Option Based Contracts”. No liability for the Financial Guarantee has been reflected in the accompanying 2015 consolidated balance sheet, assuming that a Future Pyxis Offering will take place, the number of shares to be repurchased is not fixed, and the New Offering Price will be at a minimum equal to the Consideration Value. The Company controls the timing of any Future Pyxis Offering and the New Offering Price of any Pyxis shares in such future offering will be subject to U.S. capital markets conditions and investors’ interest.

Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.